Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,530,772
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	3.536%	1,925,000	1,732,013
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	2.969%	900,000	830,246
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.281%	550,000	498,077
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	1,050,000	1,029,993
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	950,000	845,755
Series 2019-B Class A
10/15/2026	2.720%	479,220	466,411
Series 2019-B Class B
10/15/2026	3.150%	1,375,000	1,086,646
Series 2020-REV1 Class A
05/15/2029	2.170%	3,300,000	3,250,500
Series 2020-REV1 Class B
05/15/2029	2.680%	530,000	522,050
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	3,075,000	3,007,851
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	3.531%	3,450,000	3,097,665
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	2.959%	1,850,000	1,739,799
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.269%	3,425,000	3,154,302
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	931,811
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	79,415	77,035
Series 2019-B Class A
06/17/2024	2.660%	546,139	524,677
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	2,305,373	2,292,604
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	1,000,000	959,574
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	575,746	519,703
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	1,000,000	1,004,525
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	1,750,000	1,752,978
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	1,125,000	1,123,392
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.061%	460,000	445,256
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	3.581%	550,000	519,682
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	2.801%	2,100,000	1,968,714
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.381%	950,000	840,698
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	2.851%	1,300,000	1,232,434
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	800,000	805,310
Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,610,257
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,401,048
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,332,725
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	891,608
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	751,392	718,487
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,499,265
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	145,915	143,159
Series 2018-AA Class A
02/25/2032	3.540%	465,187	481,241
Series 2019-AA Class A
07/25/2033	2.340%	1,118,907	948,408
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.269%	4,075,000	3,857,546
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.644%	3,600,000	3,207,370
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	2.931%	2,150,000	2,016,416
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	165,211	160,885
Series 2018-4A Class A
12/15/2028	3.710%	391,399	386,946
Series 2019-1A Class A
04/16/2029	3.440%	390,951	385,419
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,381,283
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	667,188
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	104,289	102,255
Series 2016-1A Class A
12/20/2033	2.250%	252,589	247,648
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	3.669%	3,525,000	3,099,071
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	749,188	741,965
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class AT1
08/15/2050	2.514%	275,000	274,212
Series 2019-T1 Class DT1
08/15/2050	3.107%	150,000	149,111
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	186,836	183,715
Series 2019-2A Class B
09/15/2025	3.690%	975,000	926,649
Series 2019-3A Class B
07/15/2025	3.590%	1,000,000	968,028
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,202,730
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	244,361	241,134
Series 2018-2A Class A
06/20/2035	3.500%	402,711	395,463
Series 2018-3A Class A
09/20/2035	3.690%	277,074	273,896
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	189,265	175,814
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	416,701
Series 2019-1 Class B
02/25/2028	3.450%	800,000	784,099

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	525,000	503,357
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	1,494,555	1,405,304
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	3.589%	750,000	667,620
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	605,026	626,739
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	891,000	815,386
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,725,000	1,397,714
Total Asset-Backed Securities — Non-Agency (Cost $80,766,108)			75,478,335

Commercial Mortgage-Backed Securities - Agency 0.0%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	338,100	339,016
Total Commercial Mortgage-Backed Securities - Agency (Cost $347,641)			339,016

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,180,924	1,142,500
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,309,268	1,259,524
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,206,098	1,151,350
Series 2015-SFR2 Class A
10/17/2045	3.732%	716,010	685,733
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	67,271	67,085
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	2.155%	2,625,000	2,100,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.955%	1,150,000	989,224
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	2.205%	625,000	525,873
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.955%	2,375,000	1,982,919
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.805%	1,032,500	952,476
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.955%	1,098,711	997,059
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	2.291%	699,000	600,450
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.591%	622,000	516,591
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.730%	1,900,000	1,559,164
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	3.300%	1,250,000	1,138,883
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.633%	475,000	356,505
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	147,644	147,298

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.650%	1,149,884	1,060,041
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,123,004	905,422
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.750%	2,525,135	2,339,295
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	145,040	146,880
Series 2019-MEAD Class D
11/10/2036	3.177%	1,175,000	979,129
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	976,614
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,697,675	3,565,426
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	638,852
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	649,428
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	949,410
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,496,625
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	283,834
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	573,894
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	951,682
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	1.855%	185,721	167,348
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,418,772
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	794,149	790,711
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	3.740%	500,000	415,211
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,508,600
Series 2012-C9 Class ASB
11/15/2045	2.445%	489,912	491,090
Series 2013-C15 Class A3
08/15/2046	3.881%	843,528	869,725
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $42,503,150)			38,350,623

Common Stocks 59.5%
Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	183,620	5,352,523
Verizon Communications, Inc.	139,960	7,520,051
Total		12,872,574
Entertainment 1.7%
Activision Blizzard, Inc.(d)	148,620	8,839,918
Electronic Arts, Inc.(d)	41,065	4,113,481
Walt Disney Co. (The)	42,825	4,136,895
Total		17,090,294
Interactive Media & Services 3.6%
Alphabet, Inc., Class A(d)	9,754	11,333,661
Alphabet, Inc., Class C(d)	10,388	12,079,270
Facebook, Inc., Class A(d)	68,590	11,440,812
Total		34,853,743
Media 1.5%
Comcast Corp., Class A	432,029	14,853,157
Wireless Telecommunication Services 0.5%
T-Mobile U.S.A., Inc.(d)	56,195	4,714,760
Total Communication Services		84,384,528
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	28,570	4,724,049

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 3.8%
Amazon.com, Inc.(d)	16,040	31,273,509
eBay, Inc.	185,965	5,590,108
Total		36,863,617
Multiline Retail 0.3%
Dollar Tree, Inc.(d)	45,065	3,310,926
Specialty Retail 1.2%
AutoZone, Inc.(d)	2,335	1,975,410
Lowe’s Companies, Inc.	112,459	9,677,097
Total		11,652,507
Total Consumer Discretionary		56,551,099
Consumer Staples 3.2%
Food Products 1.5%
ConAgra Foods, Inc.	226,043	6,632,102
Mondelez International, Inc., Class A	164,940	8,260,195
Total		14,892,297
Household Products 0.3%
Colgate-Palmolive Co.	49,635	3,293,778
Tobacco 1.4%
Philip Morris International, Inc.	185,250	13,515,840
Total Consumer Staples		31,701,915
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Canadian Natural Resources Ltd.	183,894	2,491,764
Chevron Corp.	128,556	9,315,168
EOG Resources, Inc.	67,711	2,432,179
Total		14,239,111
Total Energy		14,239,111
Financials 7.3%
Banks 2.5%
Citigroup, Inc.	231,249	9,740,208
JPMorgan Chase & Co.	166,632	15,001,879
Total		24,742,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.7%
BlackRock, Inc.	21,028	9,251,689
Charles Schwab Corp. (The)	74,440	2,502,673
Morgan Stanley	127,601	4,338,434
Total		16,092,796
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B(d)	138,473	25,317,019
Insurance 0.5%
Aon PLC	28,209	4,655,613
Total Financials		70,807,515
Health Care 8.9%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(d)	41,670	3,741,549
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	92,964	7,335,789
Becton Dickinson and Co.	33,600	7,720,272
Dentsply Sirona, Inc.	72,760	2,825,271
Medtronic PLC	186,191	16,790,705
Stryker Corp.	19,870	3,308,156
Total		37,980,193
Health Care Providers & Services 1.2%
Anthem, Inc.	21,113	4,793,495
Cigna Corp.	38,465	6,815,229
Total		11,608,724
Pharmaceuticals 3.4%
Allergan PLC	17,000	3,010,700
Johnson & Johnson	119,191	15,629,516
Merck & Co., Inc.	84,915	6,533,360
Pfizer, Inc.	245,617	8,016,939
Total		33,190,515
Total Health Care		86,520,981
Industrials 3.6%
Aerospace & Defense 1.8%
L3 Harris Technologies, Inc.	17,300	3,116,076
Northrop Grumman Corp.	30,295	9,165,752
Raytheon Technologies Corp.	54,780	5,167,397
Total		17,449,225

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.4%
Honeywell International, Inc.	31,786	4,252,649
Machinery 0.1%
Stanley Black & Decker, Inc.	10,015	1,001,500
Road & Rail 1.3%
Lyft, Inc., Class A(d)	44,035	1,182,340
Uber Technologies, Inc.(d)	80,400	2,244,768
Union Pacific Corp.	61,580	8,685,243
Total		12,112,351
Total Industrials		34,815,725
Information Technology 17.0%
Communications Equipment 0.6%
Cisco Systems, Inc.	139,325	5,476,866
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.	109,555	2,250,260
IT Services 4.7%
Automatic Data Processing, Inc.	23,290	3,183,277
Fidelity National Information Services, Inc.	101,035	12,289,897
Fiserv, Inc.(d)	84,699	8,045,558
International Business Machines Corp.	55,665	6,174,919
MasterCard, Inc., Class A	54,621	13,194,249
PayPal Holdings, Inc.(d)	35,215	3,371,484
Total		46,259,384
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	141,910	7,680,169
Lam Research Corp.	23,690	5,685,600
Marvell Technology Group Ltd.	125,745	2,845,609
NVIDIA Corp.	16,110	4,246,596
NXP Semiconductors NV	34,549	2,865,149
Total		23,323,123
Software 5.7%
Adobe, Inc.(d)	28,345	9,020,513
Autodesk, Inc.(d)	9,095	1,419,730
CDK Global, Inc.	61,450	2,018,632
Intuit, Inc.	12,455	2,864,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	234,933	37,051,283
Palo Alto Networks, Inc.(d)	17,090	2,802,076
Total		55,176,884
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	124,492	31,657,071
Western Digital Corp.	48,715	2,027,518
Total		33,684,589
Total Information Technology		166,171,106
Materials 2.2%
Chemicals 1.4%
Air Products & Chemicals, Inc.	23,790	4,748,722
Corteva, Inc.	220,787	5,188,495
Sherwin-Williams Co. (The)	7,683	3,530,492
Total		13,467,709
Metals & Mining 0.8%
Newmont Corp.	176,705	8,001,202
Total Materials		21,468,911
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	36,024	7,844,226
Total Real Estate		7,844,226
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	62,385	4,989,552
FirstEnergy Corp.	30,422	1,219,010
Total		6,208,562
Total Utilities		6,208,562
Total Common Stocks (Cost $531,625,289)		580,713,679

Corporate Bonds & Notes 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Bombardier, Inc.(a)
12/01/2024	7.500%	26,000	17,545
04/15/2027	7.875%	20,000	13,587
L3Harris Technologies, Inc.(a)
12/15/2026	3.850%	665,000	698,582
Moog, Inc.(a)
12/15/2027	4.250%	14,000	12,651

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Systems Corp.
02/15/2031	7.750%	635,000	882,028
TransDigm, Inc.
05/15/2025	6.500%	61,000	57,997
03/15/2027	7.500%	24,000	23,297
TransDigm, Inc.(a)
03/15/2026	6.250%	134,000	133,527
11/15/2027	5.500%	54,000	48,530
Total			1,887,744
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	10,000	8,017
Ford Motor Credit Co. LLC
01/09/2027	4.271%	725,000	623,981
IAA Spinco, Inc.(a)
06/15/2027	5.500%	30,000	29,029
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	12,000	9,803
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	23,000	22,225
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	16,000	15,007
05/15/2027	8.500%	32,000	27,918
Total			735,980
Banking 1.1%
Ally Financial, Inc.
11/01/2031	8.000%	10,000	11,581
Bank of America Corp.(f)
12/20/2028	3.419%	1,750,000	1,799,833
Capital One Financial Corp.
03/09/2027	3.750%	1,000,000	978,914
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,300,000	1,388,283
Discover Bank
09/13/2028	4.650%	675,000	670,870
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	1,325,000	1,354,604
JPMorgan Chase & Co.(f)
04/23/2029	4.005%	1,615,000	1,738,095
Morgan Stanley
01/20/2027	3.625%	825,000	882,450
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	875,000	846,312
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	1,400,000	1,475,020
Total			11,145,962
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	7,000	5,964
AG Issuer LLC(a)
03/01/2028	6.250%	6,000	5,073
LPL Holdings, Inc.(a)
Subordinated
11/15/2027	4.625%	9,000	8,329
NFP Corp.(a)
07/15/2025	6.875%	45,000	44,274
Total			63,640
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	54,000	51,776
01/15/2028	4.000%	45,000	41,114
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	34,000	30,737
11/15/2026	4.500%	52,000	47,930
Core & Main LP(a)
08/15/2025	6.125%	49,000	45,571
James Hardie International Finance DAC(a)
01/15/2025	4.750%	43,000	41,128
01/15/2028	5.000%	15,000	13,511
Total			271,767
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	13,000	13,332
02/15/2026	5.750%	33,000	33,704
05/01/2027	5.125%	39,000	39,096
05/01/2027	5.875%	53,000	54,618
06/01/2029	5.375%	34,000	35,001
03/01/2030	4.750%	59,000	58,749
08/15/2030	4.500%	55,000	53,911
Comcast Corp.
08/15/2035	4.400%	685,000	807,304
CSC Holdings LLC(a)
10/15/2025	6.625%	63,000	66,225
10/15/2025	10.875%	41,000	44,331
02/01/2028	5.375%	16,000	16,454
02/01/2029	6.500%	100,000	107,815
01/15/2030	5.750%	41,000	41,584

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	32,000	31,105
07/01/2026	7.750%	76,000	78,130
Intelsat Jackson Holdings SA
08/01/2023	5.500%	25,000	16,362
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	13,000	8,187
Intelsat Luxembourg SA
06/01/2023	8.125%	18,000	3,877
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	9,000	8,120
02/15/2025	6.625%	25,000	20,911
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	13,000	13,188
04/15/2025	5.375%	41,000	41,708
07/15/2026	5.375%	9,000	9,181
Time Warner Cable LLC
05/01/2037	6.550%	775,000	915,634
Virgin Media Finance PLC(a)
01/15/2025	5.750%	22,000	21,459
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	11,000	11,176
05/15/2029	5.500%	11,000	11,042
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	17,000	16,412
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	51,760
Ziggo BV(a)
01/15/2027	5.500%	27,000	26,994
Total			2,657,370
Chemicals 0.1%
Alpha 2 BV(a),(e)
06/01/2023	8.750%	12,000	10,861
Angus Chemical Co.(a)
02/15/2023	8.750%	18,000	17,652
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	46,000	42,349
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	44,000	41,254
CF Industries, Inc.
03/15/2034	5.150%	11,000	11,161
03/15/2044	5.375%	3,000	2,855
Chemours Co. (The)
05/15/2025	7.000%	17,000	14,138
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	346,452
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/2024	5.625%	29,000	25,603
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	24,000	23,337
LYB International Finance BV
03/15/2044	4.875%	350,000	375,515
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	82,000	80,198
PQ Corp.(a)
11/15/2022	6.750%	64,000	65,085
12/15/2025	5.750%	26,000	23,404
SPCM SA(a)
09/15/2025	4.875%	16,000	15,085
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	72,000	68,268
WR Grace & Co.(a)
10/01/2021	5.125%	43,000	43,531
Total			1,206,748
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	26,000	24,334
Herc Holdings, Inc.(a)
07/15/2027	5.500%	17,000	15,822
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	27,000	27,185
United Rentals North America, Inc.
09/15/2026	5.875%	54,000	54,765
12/15/2026	6.500%	21,000	21,346
07/15/2030	4.000%	8,000	7,040
Total			150,492
Consumer Cyclical Services 0.0%
ADT Corp. (The)
06/15/2023	4.125%	31,000	30,315
APX Group, Inc.
12/01/2022	7.875%	42,000	39,999
09/01/2023	7.625%	16,000	12,537
APX Group, Inc.(a)
11/01/2024	8.500%	32,000	29,668
ASGN, Inc.(a)
05/15/2028	4.625%	18,000	16,896
frontdoor, Inc.(a)
08/15/2026	6.750%	40,000	38,370
Match Group, Inc.(a)
02/15/2029	5.625%	3,000	2,736
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2024	5.250%	18,000	17,647

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	19,000	16,777
04/15/2027	10.750%	6,000	4,605
Uber Technologies, Inc.(a)
11/01/2023	7.500%	27,000	26,595
Total			236,145
Consumer Products 0.0%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	8,000	8,073
01/15/2027	7.750%	41,000	42,334
Mattel, Inc.(a)
12/31/2025	6.750%	16,000	16,291
12/15/2027	5.875%	32,000	32,922
Mattel, Inc.
11/01/2041	5.450%	6,000	4,680
Prestige Brands, Inc.(a)
03/01/2024	6.375%	37,000	37,901
01/15/2028	5.125%	11,000	10,986
Spectrum Brands, Inc.
12/15/2024	6.125%	27,000	25,738
Valvoline, Inc.(a)
02/15/2030	4.250%	13,000	12,196
Total			191,121
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	7,000	6,761
Carrier Global Corp.(a)
02/15/2030	2.722%	950,000	874,426
CFX Escrow Corp.(a)
02/15/2024	6.000%	20,000	19,329
Gates Global LLC/Co.(a)
01/15/2026	6.250%	67,000	59,641
MTS Systems Corp.(a)
08/15/2027	5.750%	27,000	25,227
Resideo Funding, Inc.(a)
11/01/2026	6.125%	32,000	27,910
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	11,950
United Technologies Corp.
08/16/2025	3.950%	800,000	871,609
WESCO Distribution, Inc.
06/15/2024	5.375%	16,000	13,692
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	13,000	12,847
Total			1,923,392
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.1%
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	348,000	396,340
Calpine Corp.(a)
06/01/2026	5.250%	38,000	36,116
02/15/2028	4.500%	28,000	27,124
03/15/2028	5.125%	24,000	22,120
Clearway Energy Operating LLC
10/15/2025	5.750%	53,000	52,519
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	17,000	15,820
CMS Energy Corp.
03/01/2024	3.875%	715,000	736,571
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	615,206
04/01/2050	3.950%	415,000	439,837
Dominion Energy, Inc.
10/01/2025	3.900%	750,000	773,845
DTE Energy Co.
04/15/2033	6.375%	600,000	753,341
Emera U.S. Finance LP
06/15/2046	4.750%	800,000	746,438
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	954,616
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,848
09/15/2027	4.500%	42,000	41,207
NRG Energy, Inc.
01/15/2027	6.625%	52,000	53,974
01/15/2028	5.750%	14,000	14,186
NRG Energy, Inc.(a)
06/15/2029	5.250%	37,000	38,095
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,165,000	1,237,251
Progress Energy, Inc.
03/01/2031	7.750%	850,000	1,146,106
Southern Co. (The)
07/01/2046	4.400%	1,135,000	1,180,701
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	27,000	26,781
01/15/2030	4.750%	9,000	8,730
Vistra Energy Corp.(a)
01/30/2026	8.125%	5,000	5,195
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	10,306
02/15/2027	5.625%	32,000	32,990
07/31/2027	5.000%	50,000	50,715

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2025	3.550%	675,000	683,751
Xcel Energy, Inc.(g)
06/01/2030	3.400%	850,000	862,473
Total			10,978,202
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	8,000	7,799
GFL Environmental, Inc.(a)
05/01/2022	5.625%	17,000	17,127
12/15/2026	5.125%	13,000	12,757
05/01/2027	8.500%	45,000	45,217
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	22,000	20,427
Total			103,327
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,750,000	1,867,780
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%	42,000	27,039
Navient Corp.
06/15/2022	6.500%	39,000	38,169
01/25/2023	5.500%	39,000	36,017
06/15/2026	6.750%	10,000	9,046
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	43,000	36,123
Quicken Loans, Inc.(a)
05/01/2025	5.750%	65,000	64,668
01/15/2028	5.250%	11,000	10,708
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	3,913
03/15/2024	6.125%	52,000	51,602
Total			2,145,065
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,575,000	1,736,718
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,043,024
Conagra Brands, Inc.
11/01/2048	5.400%	640,000	715,719
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	33,000	27,319
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,000,000	907,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
10/15/2027	5.500%	50,000	46,370
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	17,000	17,157
Post Holdings, Inc.(a)
08/15/2026	5.000%	48,000	49,372
03/01/2027	5.750%	85,000	87,059
04/15/2030	4.625%	41,000	39,240
Total			4,669,611
Gaming 0.1%
Boyd Gaming Corp.
04/01/2026	6.375%	13,000	11,234
Boyd Gaming Corp.(a)
12/01/2027	4.750%	37,000	30,551
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	22,000	15,869
Eldorado Resorts, Inc.
04/01/2025	6.000%	40,000	35,851
09/15/2026	6.000%	20,000	18,099
International Game Technology PLC(a)
02/15/2022	6.250%	54,000	49,921
02/15/2025	6.500%	14,000	12,345
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	24,001
02/01/2027	5.750%	8,000	7,193
01/15/2028	4.500%	17,000	14,280
MGM Resorts International
03/15/2023	6.000%	15,000	14,362
Scientific Games International, Inc.(a)
10/15/2025	5.000%	50,000	43,943
03/15/2026	8.250%	43,000	27,539
05/15/2028	7.000%	11,000	6,902
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	16,000	15,158
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	17,455
02/15/2027	3.750%	20,000	18,847
12/01/2029	4.625%	8,000	7,307
08/15/2030	4.125%	39,000	36,800
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	13,957
Total			421,614
Health Care 0.4%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	28,000	26,654
03/01/2024	6.500%	28,000	27,595

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor, Inc.(a)
10/01/2025	9.000%	69,000	72,598
Becton Dickinson and Co.
06/06/2027	3.700%	832,000	841,516
Cardinal Health, Inc.
03/15/2043	4.600%	800,000	700,986
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	61,000	56,619
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	8,000	7,762
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	24,000	22,819
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	24,000	22,490
Cigna Corp.(a)
07/15/2046	4.800%	800,000	894,857
CVS Health Corp.
03/25/2048	5.050%	1,000,000	1,141,838
Encompass Health Corp.
02/01/2028	4.500%	10,000	9,802
HCA, Inc.
09/01/2028	5.625%	62,000	65,432
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	35,000	35,329
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	14,000	12,319
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	6,000	5,212
Select Medical Corp.(a)
08/15/2026	6.250%	40,000	40,038
Tenet Healthcare Corp.
04/01/2022	8.125%	24,000	22,876
06/15/2023	6.750%	16,000	14,779
07/15/2024	4.625%	22,000	21,045
05/01/2025	5.125%	43,000	41,095
08/01/2025	7.000%	10,000	8,704
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	40,000	38,166
02/01/2027	6.250%	39,000	38,020
11/01/2027	5.125%	43,000	41,147
Total			4,209,698
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	800,000	858,298
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(a)
04/01/2025	5.250%	40,000	40,475
06/01/2026	5.375%	34,000	35,009
12/15/2027	4.250%	43,000	42,144
12/15/2029	4.625%	58,000	58,257
02/15/2030	3.375%	80,000	74,473
UnitedHealth Group, Inc.
01/15/2027	3.450%	575,000	616,280
Total			1,724,936
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	32,000	32,736
06/01/2026	5.250%	19,000	19,357
Meritage Homes Corp.
04/01/2022	7.000%	37,000	36,975
06/01/2025	6.000%	22,000	20,569
PulteGroup, Inc.
02/15/2035	6.000%	14,000	14,110
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	23,237
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	17,000	15,389
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	35,264
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	11,000	10,280
Total			207,917
Independent Energy 0.2%
Callon Petroleum Co.
07/01/2026	6.375%	63,000	10,713
Canadian Natural Resources Ltd.
02/01/2025	3.900%	675,000	555,274
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,000	717
Centennial Resource Production LLC(a)
01/15/2026	5.375%	28,000	6,751
04/01/2027	6.875%	38,000	9,308
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	53,000	26,759
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	21,000	14,191
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	17,000	7,981
11/01/2028	6.250%	22,000	9,892
Jagged Peak Energy LLC
05/01/2026	5.875%	27,000	20,223

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.
09/15/2026	5.875%	45,000	13,202
Noble Energy, Inc.
03/01/2041	6.000%	700,000	512,254
Occidental Petroleum Corp.
09/15/2036	6.450%	575,000	275,352
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	64,000	45,124
02/15/2028	4.125%	17,000	11,582
QEP Resources, Inc.
03/01/2026	5.625%	20,000	7,310
SM Energy Co.
09/15/2026	6.750%	38,000	11,445
01/15/2027	6.625%	22,000	6,620
WPX Energy, Inc.
01/15/2030	4.500%	154,000	83,468
Total			1,628,166
Integrated Energy 0.0%
Cenovus Energy, Inc.
04/15/2027	4.250%	725,000	352,094
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	40,000	37,908
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	28,000	25,075
Cinemark USA, Inc.
06/01/2023	4.875%	34,000	25,398
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	35,000	32,308
03/15/2026	5.625%	14,000	12,583
10/15/2027	4.750%	21,000	18,869
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	23,000	19,702
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	18,546
VOC Escrow Ltd.(a)
02/15/2028	5.000%	5,000	3,662
Total			194,051
Life Insurance 0.4%
American International Group, Inc.
04/01/2026	3.900%	950,000	978,224
Five Corners Funding Trust(a)
11/15/2023	4.419%	850,000	908,278
MetLife Global Funding I(a)
12/18/2026	3.450%	575,000	605,560
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	898,740
Total			3,390,802
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	50,000	47,084
Media and Entertainment 0.1%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	69,000	60,597
08/15/2027	5.125%	35,000	33,520
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	24,000	19,493
08/15/2027	6.625%	13,000	8,681
Discovery Communications LLC
06/01/2040	6.350%	500,000	552,825
Gray Television, Inc.(a)
05/15/2027	7.000%	18,000	17,899
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,044
05/01/2027	8.375%	69,366	60,437
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	9,000	7,882
01/15/2028	4.750%	25,000	22,237
Lamar Media Corp.(a)
02/15/2028	3.750%	17,000	15,965
02/15/2030	4.000%	3,000	2,819
Netflix, Inc.
04/15/2028	4.875%	56,000	56,987
11/15/2028	5.875%	16,000	17,206
05/15/2029	6.375%	55,000	60,639
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	36,803
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	11,000	10,781
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	38,000	34,029
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	12,497
TEGNA, Inc.(a)
09/15/2029	5.000%	18,000	16,272
Twitter, Inc.(a)
12/15/2027	3.875%	16,000	15,417
Total			1,071,030

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	37,000	35,837
09/30/2026	7.000%	10,000	9,292
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	34,000	31,359
Constellium NV(a)
03/01/2025	6.625%	13,000	11,704
02/15/2026	5.875%	91,000	79,726
Freeport-McMoRan, Inc.
03/01/2022	3.550%	17,000	16,415
11/14/2024	4.550%	21,000	19,793
09/01/2029	5.250%	28,000	26,407
03/15/2043	5.450%	71,000	62,409
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	41,000	37,518
01/15/2025	7.625%	59,000	51,851
Novelis Corp.(a)
09/30/2026	5.875%	64,000	63,329
01/30/2030	4.750%	58,000	51,998
Total			497,638
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	21,000	19,320
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	35,000	30,234
DCP Midstream Operating LP
05/15/2029	5.125%	37,000	23,335
04/01/2044	5.600%	14,000	6,187
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	37,321
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	528,175
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	4,000	2,890
02/01/2028	7.750%	11,000	7,701
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	45,000	37,792
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,143,504
MPLX LP
02/15/2049	5.500%	785,000	675,296
NuStar Logistics LP
06/01/2026	6.000%	8,000	5,926
04/28/2027	5.625%	23,000	17,817
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	819,019
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	32,000	23,762
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	338,625
Sunoco LP/Finance Corp.
01/15/2023	4.875%	16,000	15,360
02/15/2026	5.500%	17,000	14,707
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	16,000	10,078
09/15/2024	5.500%	11,000	6,062
01/15/2028	5.500%	24,000	12,489
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	18,000	14,806
01/15/2028	5.000%	55,000	44,864
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	79,000	60,830
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	27,200
Western Gas Partners LP
08/15/2048	5.500%	700,000	263,228
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,100,000	999,179
Total			5,185,707
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	890,000	879,466
Sempra Energy
11/15/2025	3.750%	825,000	799,305
Total			1,678,771
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	38,000	28,970
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	11,000	7,755
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	9,000	2,658
Nabors Industries Ltd.(a)
01/15/2026	7.250%	11,000	3,723
01/15/2028	7.500%	9,000	2,460
Nabors Industries, Inc.
02/01/2025	5.750%	31,000	6,832
SESI LLC
09/15/2024	7.750%	7,000	1,765
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	367	295

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	13,000	10,414
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	39,000	32,760
Transocean, Inc.(a)
02/01/2027	8.000%	9,000	4,271
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	31,000	19,654
Total			121,557
Packaging 0.1%
ARD Finance SA(a),(e)
06/30/2027	6.500%	10,000	8,724
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	45,000	45,120
08/15/2027	5.250%	74,000	75,925
Berry Global, Inc.
05/15/2022	5.500%	15,000	14,949
07/15/2023	5.125%	68,000	68,236
Berry Global, Inc.(a)
02/15/2026	4.500%	10,000	9,666
BWAY Holding Co.(a)
04/15/2024	5.500%	38,000	34,948
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	33,000	30,755
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	38,000	37,646
07/15/2024	7.000%	19,000	19,340
Silgan Holdings Inc.
03/15/2025	4.750%	16,000	15,444
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	34,000	33,909
08/15/2027	8.500%	37,000	37,183
Total			431,845
Pharmaceuticals 0.4%
AbbVie, Inc.
11/06/2042	4.400%	1,000,000	1,116,203
Allergan Funding SCS
03/15/2035	4.550%	550,000	620,826
Amgen, Inc.
03/15/2040	5.750%	390,000	507,580
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	1,000	987
03/15/2024	7.000%	17,000	17,479
11/01/2025	5.500%	45,000	45,505
04/01/2026	9.250%	62,000	65,608
01/31/2027	8.500%	72,000	75,286
01/30/2028	5.000%	15,000	14,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/30/2030	5.250%	22,000	20,824
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	650,000	716,138
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	24,000	17,708
Endo Dac/Finance LLC/Finco, Inc.(a),(f)
02/01/2025	6.000%	34,000	23,177
Gilead Sciences, Inc.
02/01/2025	3.500%	525,000	561,854
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	58,000	59,056
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	35,000	34,809
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	22,000	22,212
Total			3,919,453
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	17,000	16,067
CNA Financial Corp.
03/01/2026	4.500%	675,000	698,882
HUB International Ltd.(a)
05/01/2026	7.000%	38,000	37,642
Loews Corp.
04/01/2026	3.750%	850,000	886,628
USI, Inc.(a)
05/01/2025	6.875%	11,000	10,378
Total			1,649,597
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	600,000	644,421
Union Pacific Corp.
09/15/2037	3.600%	715,000	740,539
Total			1,384,960
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	96,000	92,538
IRB Holding Corp.(a)
02/15/2026	6.750%	88,000	70,512
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	16,000	16,123
Yum! Brands, Inc.(a),(g)
04/01/2025	7.750%	4,000	4,213
Total			183,386

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.1%
Kimco Realty Corp.
10/01/2026	2.800%	437,000	432,897
Simon Property Group LP
02/01/2040	6.750%	525,000	666,807
Total			1,099,704
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	2,000	1,708
03/01/2030	4.750%	1,000	856
L Brands, Inc.
06/15/2029	7.500%	23,000	18,261
11/01/2035	6.875%	21,000	15,710
Lowe’s Companies, Inc.
04/05/2049	4.550%	425,000	467,715
Penske Automotive Group, Inc.
10/01/2022	5.750%	22,000	20,340
12/01/2024	5.375%	27,000	22,615
PetSmart, Inc.(a)
03/15/2023	7.125%	50,000	47,135
06/01/2025	5.875%	41,000	40,841
Total			635,181
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	6,000	6,062
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	18,000	19,421
02/15/2028	5.875%	26,000	26,484
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	15,000	14,919
02/15/2030	4.875%	28,000	27,951
Kroger Co. (The)
01/15/2048	4.650%	665,000	734,144
Total			828,981
Technology 0.2%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	20,000	15,102
Ascend Learning LLC(a)
08/01/2025	6.875%	23,000	21,430
08/01/2025	6.875%	21,000	19,497
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	6,000	5,255
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,175,000	1,122,353
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	22,000	21,317
CDK Global, Inc.
06/01/2027	4.875%	13,000	13,325
CommScope Finance LLC(a)
03/01/2024	5.500%	39,000	39,413
CommScope Technologies LLC(a)
06/15/2025	6.000%	25,000	22,891
03/15/2027	5.000%	5,000	4,330
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	11,000	11,001
Gartner, Inc.(a)
04/01/2025	5.125%	65,000	63,513
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	44,000	45,388
Iron Mountain, Inc.
08/15/2024	5.750%	36,000	35,899
Iron Mountain, Inc.(a)
09/15/2029	4.875%	9,000	8,451
NCR Corp.
12/15/2023	6.375%	27,000	26,914
NCR Corp.(a)
09/01/2027	5.750%	25,000	22,927
09/01/2029	6.125%	28,000	26,281
Oracle Corp.
04/15/2038	6.500%	400,000	552,657
Plantronics, Inc.(a)
05/31/2023	5.500%	42,000	30,047
PTC, Inc.
05/15/2024	6.000%	21,000	21,612
PTC, Inc.(a)
02/15/2025	3.625%	5,000	4,707
02/15/2028	4.000%	7,000	6,786
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	74,000	71,507
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	3,000	3,138
11/15/2026	8.250%	65,000	69,027
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	21,000	20,569
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	7,000	6,492
Verscend Escrow Corp.(a)
08/15/2026	9.750%	55,000	54,967
Total			2,366,796

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	26,000	19,969
07/15/2027	5.750%	5,000	3,973
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	700,000	875,961
Hertz Corp. (The)(a)
06/01/2022	7.625%	39,000	31,538
10/15/2024	5.500%	13,000	7,137
01/15/2028	6.000%	60,000	31,420
XPO Logistics, Inc.(a)
06/15/2022	6.500%	21,000	21,080
Total			991,078
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	79,000	68,860
Altice France SA(a)
05/01/2026	7.375%	83,000	82,968
01/15/2028	5.500%	80,000	75,472
American Tower Corp.
07/15/2027	3.550%	675,000	674,737
SBA Communications Corp.
09/01/2024	4.875%	22,000	22,321
SBA Communications Corp.(a)
02/15/2027	3.875%	15,000	15,052
Sprint Capital Corp.
03/15/2032	8.750%	25,000	33,082
Sprint Corp.
03/01/2026	7.625%	123,000	139,264
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	30,000	30,460
01/15/2026	6.500%	25,000	26,253
02/01/2026	4.500%	47,000	48,087
02/01/2028	4.750%	33,000	34,352
Total			1,250,908
Wirelines 0.4%
AT&T, Inc.
08/15/2040	6.000%	1,550,000	1,924,460
CenturyLink, Inc.
03/15/2022	5.800%	56,000	56,682
04/01/2025	5.625%	59,000	59,694
CenturyLink, Inc.(a)
12/15/2026	5.125%	46,000	46,011
02/15/2027	4.000%	10,000	9,699
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	26,000	25,113
03/01/2028	6.125%	59,000	56,077
Frontier Communications Corp.(a)
04/01/2026	8.500%	16,000	14,879
Level 3 Financing, Inc.
05/01/2023	5.125%	25,000	24,816
01/15/2024	5.375%	33,000	33,143
Telecom Italia Capital SA
09/30/2034	6.000%	10,000	9,901
Verizon Communications, Inc.
08/10/2033	4.500%	1,250,000	1,471,030
Total			3,731,505
Total Corporate Bonds & Notes (Cost $78,431,236)			77,571,025

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	168,620	8,412,452
Total Exchange-Traded Equity Funds (Cost $11,306,141)		8,412,452

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	15,000	12,605
06/01/2027	5.250%	26,000	21,900
Total			34,505
Total Foreign Government Obligations (Cost $39,203)			34,505

Residential Mortgage-Backed Securities - Agency 9.4%

Federal Home Loan Mortgage Corp.
01/01/2030- 09/01/2043	3.500%	1,356,292	1,452,938
04/01/2032- 06/01/2037	6.000%	190,768	217,096
04/01/2032	7.000%	37,605	43,733
05/01/2032- 07/01/2032	6.500%	255,395	290,816
01/01/2034- 05/01/2041	5.000%	705,910	782,659
02/01/2038	5.500%	324,904	368,050
05/01/2039- 08/01/2041	4.500%	1,875,276	2,051,861

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2043	3.000%	1,777,436	1,880,364
08/01/2045	4.000%	130,283	140,709
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	45,595	50,776
03/01/2026- 12/01/2032	7.000%	398,731	427,340
10/01/2026- 08/01/2049	3.500%	7,023,951	7,441,496
11/01/2026- 01/01/2029	4.000%	583,272	614,849
08/01/2028- 09/01/2032	6.500%	103,895	116,917
02/01/2033	2.500%	1,383,678	1,436,492
02/01/2038- 03/01/2038	5.500%	195,198	219,998
Federal National Mortgage Association(i)
09/01/2040	4.000%	762,473	824,170
10/01/2040	4.500%	343,379	376,190
09/01/2049	3.000%	2,756,413	2,887,890
Uniform Mortgage-Backed Security TBA(g)
04/20/2035- 04/15/2050	4.000%	32,200,000	34,259,897
04/15/2050	3.000%	18,625,000	19,524,966
04/15/2050	3.500%	15,325,000	16,195,790
Total Residential Mortgage-Backed Securities - Agency (Cost $89,868,864)			91,604,997

Residential Mortgage-Backed Securities - Non-Agency 9.6%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	727,817	716,374
CMO Series 2019-2 Class A3
03/25/2049	3.833%	820,170	804,371
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	61,069	60,194
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,095,013	1,044,040
CMO Series 2019-1 Class A1
01/25/2049	3.805%	1,691,988	1,605,937
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	406,195	371,762
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	340,161	344,494
Bayview Opportunity Master Fund IVa Trust(a),(c)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	62,020	61,716
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	2.247%	172,542	171,670
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.047%	759,519	720,121
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	663,520	637,552
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	313,907
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	2,313,632	2,250,128
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	771,211	740,590
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	823,599
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.061%	2,789,837	2,650,286
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	746,268	731,253
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	695,968	658,079
COLT Mortgage Loan Trust(a),(c)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	224,621	221,450
CMO Series 2018-4 Class A1
12/28/2048	4.006%	953,591	943,579
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	521,157	505,075
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,036,758	3,059,768
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,202,540	2,106,728
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	162,640	157,024

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	391,913	372,777
CMO Series 2018-4A Class A1
10/25/2058	4.080%	1,704,229	1,649,034
CMO Series 2019-1A Class A3
01/25/2059	3.948%	390,242	371,174
Eagle RE Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.847%	1,200,000	1,069,458
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	503,747	465,367
GCAT LLC(a),(c)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	1,018,445	1,005,038
CMO Series 2019-3 Class A1
10/25/2049	3.352%	676,742	671,092
CMO Series 2020-1 Class A1
01/26/2060	2.981%	1,639,965	1,612,442
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,290,788	1,314,760
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	747,391	760,138
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,864,240	1,837,834
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.847%	1,200,000	1,093,191
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	2,870,779	2,810,656
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	984,184	958,767
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	1,045,950	1,010,707
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	1,115,100	1,109,967
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	866,628	873,805
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	514,879	504,680
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	1,971,283	2,007,773
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	326,831	335,054
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	1,341,555	1,336,930
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	559,000	533,008
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	892,717	840,817
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	2,640,655	2,468,063
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	1,205,347	1,078,225
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	1,479,455	1,300,585
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	2.610%	700,000	634,064
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	2,652,814	2,601,504
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,104,625	972,740
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	1,023,049	926,253
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	795,961	770,290
CMO Series 2020-1 Class A3
02/25/2024	2.684%	840,839	784,914
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	531,923	519,454
CMO Series 2019-1 Class A3
06/25/2049	3.299%	535,013	504,748

18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	315,407	306,662
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	1,258,279	1,213,013
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	575,822	546,017
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,236,826
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,800,000	3,753,527
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	381,162	383,075
CMO Series 2015-6 Class A1
04/25/2055	3.500%	483,787	484,779
CMO Series 2016-1 Class A1
02/25/2055	3.500%	395,997	398,328
CMO Series 2016-2 Class A1
08/25/2055	3.000%	601,137	602,622
CMO Series 2016-3 Class A1
04/25/2056	2.250%	277,747	274,787
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	485,220	487,446
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,069,632	2,113,409
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.947%	1,381,729	1,355,491
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.947%	1,601,446	1,554,924
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	300,000	246,341
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	1,082,359	976,773
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	3,235,685	2,862,615
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	1,385,317	1,296,746
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	2,010,840	1,800,067
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,399,820	1,239,185
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	1,562,905	1,390,650
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	2,629,319	2,337,978
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	994,059	878,989
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	131,670	128,479
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,033,642	1,002,812
CMO Series 2019-1 Class A3
02/25/2059	4.040%	980,097	951,056
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,348,943	1,298,397
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,526,537	1,472,586
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	711,257	691,559
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	796,190
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	987,696	923,235
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $98,459,361)			93,809,570

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Ellie Mae, Inc.(b),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	30,845	26,874
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	8.547%	4,859	4,098

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
BellRing Brands LLC(b),(j)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	19,750	18,417
Froneri International PLC(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	6.739%	4,000	3,600
Total			26,115
Metals and Mining 0.0%
Big River Steel LLC(b),(j),(k)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	26,788	25,448
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(j)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	16,871	12,959
Technology 0.0%
Informatica LLC(j)
2nd Lien Term Loan
02/25/2025	7.125%	9,000	7,920
Project Alpha Intermediate Holding, Inc.(b),(j)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	19,020	17,023
Total			24,943
Total Senior Loans (Cost $130,213)			116,339

U.S. Treasury Obligations 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	5,350,000	6,617,281
Total U.S. Treasury Obligations (Cost $5,905,145)			6,617,281

Money Market Funds 7.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(l),(m)	71,012,105	70,976,599
Total Money Market Funds (Cost $71,002,503)		70,976,599
Total Investments in Securities (Cost: $1,010,384,854)		1,044,024,421
Other Assets & Liabilities, Net		(67,626,743)
Net Assets		976,397,678

At March 31, 2020, securities and/or cash totaling $2,314,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	305	06/2020	USD	42,299,688	1,869,898	—
U.S. Treasury 2-Year Note	75	06/2020	USD	16,528,711	254,154	—
U.S. Treasury 5-Year Note	120	06/2020	USD	15,043,125	238,813	—
U.S. Ultra Treasury Bond	87	06/2020	USD	19,303,125	1,578,876	—
Total					3,941,741	—
20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $213,728,009, which represents 21.89% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(k)	Valuation based on significant unobservable inputs.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	58,805,844	168,785,481	(156,579,220)	71,012,105	9,050	(23,943)	272,909	70,976,599
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2020	21